Selected Balance Sheet Detail (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Selected Balance Sheet Detail.
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	March 31,	December 31,
	2022	2021
Laboratory equipment	$584	$584
Computer hardware and software	100	82
	684	666
Accumulated depreciation and amortization	(565)	(549)
Property and equipment, net	$119	$117

Property and equipment consisted of the following at December 31, 2021 and 2020 (in thousands):

	2021	2020
Laboratory equipment	$584	$584
Computer hardware and software	82	69
	666	653
Accumulated depreciation and amortization	(549)	(479)
Property and equipment, net	$117	$174